12. FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	R$ 2,222,433	R$ 1,374,268
Total assets	9,188,434	9,448,645
Fair value of liabilities through profit or loss		121
Total liabilities	32,541,183	32,781,650
Current assets
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Total assets	6,391,283	7,579,126
Current assets | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss		2,298
Available for sale assets
Total assets		2,298
Current assets | Derivative financial instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Current assets | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss		2,298
Current assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	2,952	2,966
Available for sale assets
Total assets	2,952	2,966
Current assets | Trading securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	2,952	2,966
Current assets | Trading securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Non-current assets
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	2,222,433	1,374,268
Total assets	2,797,151	1,869,519
Non-current assets | Investments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Available for sale assets	2,222,433	1,374,268
Total assets	2,222,433	1,374,268
Non-current assets | Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	2,222,433	1,374,268
Non-current assets | Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Assets
Disclosure of detailed information about financial instruments [line items]
Total assets	2,225,385	1,379,532
Assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets	2,225,385	1,377,234
Assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets		2,298
Current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss		121
Total liabilities	9,523,230	4,398,848
Current liabilities | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss		121
Total liabilities		121
Current liabilities | Derivative financial instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss
Current liabilities | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss		121
Liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities		121
Liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Total liabilities		R$ 121